Expense Example, No Redemption {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-11 - Fidelity Advisor® Global Equity Income Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Global Equity Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,034
5 Years	1,405
10 Years	2,444
Fidelity Advisor Global Equity Income Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	890
5 Years	1,317
10 Years	2,503
Fidelity Advisor Global Equity Income Fund-Class C
Expense Example, No Redemption:
1 Year	208
3 Years	715
5 Years	1,264
10 Years	2,578
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	391
5 Years	709
10 Years	1,609
Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	357
5 Years	657
10 Years	$ 1,510